Goodwill and intangible assets with indefinite useful lives - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Impairment charges, goodwill and intangible assets with indefinite lives	€ 94,000,000	€ 514,000,000	€ 0